Audit Information	12 Months Ended
Jun. 30, 2026
Auditor [Line Items]
Auditor Name	Assentsure PAC
Auditor Firm ID	6783
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Intercont (Cayman) Limited and its subsidiaries (the “Company”) as of June 30, 2026, the related consolidated statements of (loss) income, changes in shareholders’ equity and cash flows for the year ended June 30, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2026, and the results of its operations and its cash flows for the year ended June 30, 2026, in conformity with accounting principles generally accepted in the United States of America.

The consolidated financial statements of the Company as of June 30, 2025 and for the year then ended (collectively referred to as the “FY2025”), before the effects of the one for twenty-five reverse stock split discussed in Note 13 to the financial statements, were audited by other auditors whose report, dated October 30, 2025, expressed an unqualified opinion on those statements. We audited adjustments to the FY2025 consolidated financial statements to retroactively give effect to the one for twenty-five reverse stock split, as described in Note 13 to the financial statements. In our opinion, such adjustments are appropriate and have been properly applied. However, we were not engaged to audit, review, or apply any procedures to the Company’s FY2025 consolidated financial statements other than with respect to the adjustments and, accordingly, we do not express an opinion or any other form of assurance on the FY2025 consolidated financial statements as a whole.